Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
Schedule of Prepayments

Prepayments consist of the following:

	For the Six Months Ended June 30,
	2026	2025
Prepayments for the hardware devices	$39,606,638	$38,428,594
Prepayments for the services cost	99,858	-
Less: Provision for credit loss	(39,606,638)	(19,214,297)
Total Prepayments for the services cost	99,858	19,214,297